BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED JULY 2, 2025
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 28, 2025, AS SUPPLEMENTED
Jennison Growth Portfolio
Effective immediately, Owuraka Koney, CFA, will serve as a portfolio manager of Jennison Growth Portfolio (the “Portfolio”). As of May 31, 2025, Mr. Koney did not beneficially own any equity securities of the Portfolio. Kathleen A. McCarragher has announced her retirement from Jennison Associates LLC. Effective December 31, 2025, Ms. McCarragher will no longer serve as a portfolio manager of the Portfolio. As of December 31, 2025, all references to Ms. McCarragher in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
Effective immediately, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
Kathleen A. McCarragher, Managing Director and Co-Head of Growth Equity, and Michael A. Del Balso, Managing Director, have managed the Portfolio since 2002; Blair A. Boyer, Managing Director and Co-Head of Growth Equity, and Natasha Kuhlkin, CFA, Managing Director and Co-Head of Growth Equity, have managed the Portfolio since 2019; and Owuraka Koney, CFA, Managing Director, has managed the Portfolio since July 2025. Effective on or about December 31, 2025, it is expected that Ms. McCarragher will no longer serve as portfolio manager of the Portfolio.
Effective immediately, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the following sentence is added to the sixth paragraph of the section:
Effective on or about December 31, 2025, it is expected that Ms. McCarragher will no longer serve as portfolio manager of the Portfolio.
Effective immediately, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the following paragraph is added following the ninth paragraph of the section:
Owuraka Koney, CFA, joined Jennison in 2007. He is a Managing Director.
Effective immediately, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, footnote 3 is added with respect to Kathleen A. McCarragher. In addition, the following information with respect to Mr. Koney is added immediately following the information included therein with respect to Mr. Boyer:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category[1]	Total Assets in Accounts in Category[1]	Number of Accounts in Category	Total Assets in Accounts in Category
Owuraka Koney, CFA[4]	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts[2]	8	$697,883,525	0	N/A
1 Excludes performance fee accounts.

2 “Other accounts” excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

3 Effective on or about December 31, 2025, it is expected that Ms. McCarragher will no longer serve as portfolio manager of the Portfolio.

4 Other accounts managed information is as of May 31, 2025.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE